Derivatives and Hedging Activities	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives and Hedging Activities
Derivative Instruments and Hedges
Our risk management and derivatives policy specifies the conditions under which we may enter into derivative contracts. See Notes 1 and 6 to our consolidated financial statements included in our 2011 Annual Report and Note 6 of this Quarterly Report for additional information on our derivatives. We enter into forward exchange contracts to hedge our cash flow risks associated with transactions denominated in currencies other than the local currency of the operation engaging in the transaction. At June 30, 2012 and December 31, 2011, we had $535.6 million and $481.2 million, respectively, of notional amount in outstanding forward exchange contracts with third parties. At June 30, 2012, the length of forward exchange contracts currently in place ranged from two days to 18 months. Also as part of our risk management program, we enter into interest rate swap agreements to hedge exposure to floating interest rates on certain portions of our debt. At June 30, 2012 and December 31, 2011, we had $325.0 million and $330.0 million, respectively, of notional amount in outstanding interest rate swaps with third parties. All interest rate swaps are highly effective. At June 30, 2012, the maximum remaining length of any interest rate swap contract in place was approximately 36 months.
We are exposed to risk from credit-related losses resulting from nonperformance by counterparties to our financial instruments. We perform credit evaluations of our counterparties under forward exchange contracts and interest rate swap agreements and expect all counterparties to meet their obligations. If material, we would adjust the values of our derivative contracts for our or our counterparties’ credit risks. We have not experienced credit losses from our counterparties.
The fair value of forward exchange contracts not designated as hedging instruments are summarized below:

	June 30,	December 31,
(Amounts in thousands)	2012	2011
Current derivative assets	$8,427	$2,330
Noncurrent derivative assets	46	10
Current derivative liabilities	21,034	11,196
Noncurrent derivative liabilities	266	516

The fair value of interest rate swaps in cash flow hedging relationships are summarized below:

	June 30,	December 31,
(Amounts in thousands)	2012	2011
Current derivative assets	$—	$33
Noncurrent derivative assets	36	71
Current derivative liabilities	1,227	761
Noncurrent derivative liabilities	476	547

Current and noncurrent derivative assets are reported in our condensed consolidated balance sheets in prepaid expenses and other and other assets, net, respectively. Current and noncurrent derivative liabilities are reported in our condensed consolidated balance sheets in accrued liabilities and retirement obligations and other liabilities, respectively.
The impact of net changes in the fair values of forward exchange contracts not designated as hedging instruments are summarized below:

	Three Months Ended June 30,		Six Months Ended June 30,
(Amounts in thousands)	2012	2011	2012	2011
(Loss) gain recognized in income	$(4,522)	$4,528	$(5,641)	$10,103

The impact of net changes in the fair values of interest rate swaps in cash flow hedging relationships are summarized below:

	Three Months Ended June 30,		Six Months Ended June 30,
(Amounts in thousands)	2012	2011	2012	2011
Loss reclassified from accumulated other comprehensive income into income for settlements, net of tax	$(232)	$(396)	$(399)	$(808)
Loss recognized in other comprehensive income, net of tax	(144)	(1,073)	(703)	(1,237)

Gains and losses recognized in our condensed consolidated statements of income for forward exchange contracts and interest rate swaps are classified as other (expense) income, net, and interest expense, respectively. At June 30, 2012, we expect to recognize losses of $0.9 million, net of deferred taxes, into earnings in the next twelve months related to interest rate swap agreements based on their fair values at June 30, 2012.

DERIVATIVES AND HEDGING ACTIVITIES
Our risk management and derivatives policy specifies the conditions under which we may enter into derivative contracts. See Note 1 for additional information on our purpose for entering into derivatives not designated as hedging instruments and our overall risk management strategies. We enter into forward exchange contracts to hedge our risks associated with transactions denominated in currencies other than the local currency of the operation engaging in the transaction. At December 31, 2011 and 2010, we had $481.2 million and $358.5 million, respectively, of notional amount in outstanding forward exchange contracts with third parties. At December 31, 2011, the length of forward exchange contracts currently in place ranged from 3 days to 19 months.
Also as part of our risk management program, we enter into interest rate swap agreements to hedge exposure to floating interest rates on certain portions of our debt. At December 31, 2011 and 2010, we had $330.0 million and $350.0 million, respectively, of notional amount in outstanding interest rate swaps with third parties. All interest rate swaps are 100% effective. At December 31, 2011, the maximum remaining length of any interest rate contract in place was approximately 30 months.
We are exposed to risk from credit-related losses resulting from nonperformance by counterparties to our financial instruments. We perform credit evaluations of our counterparties under forward exchange contracts and interest rate swap agreements and expect all counterparties to meet their obligations. We have not experienced credit losses from our counterparties.
The fair value of forward exchange contracts not designated as hedging instruments are summarized below:

	Year Ended December 31,
	2011	2010
	(Amounts in thousands)
Current derivative assets	$2,330	$4,397
Noncurrent derivative assets	10	50
Current derivative liabilities	11,196	2,949
Noncurrent derivative liabilities	516	473

The fair value of interest rate swaps in cash flow hedging relationships are summarized below:

	Year Ended December 31,
	2011	2010
	(Amounts in thousands)
Current derivative assets	$33	$—
Noncurrent derivative assets	71	608
Current derivative liabilities	761	1,232
Noncurrent derivative liabilities	547	3

Current and noncurrent derivative assets are reported in our consolidated balance sheets in prepaid expenses and other and other assets, net, respectively. Current and noncurrent derivative liabilities are reported in our consolidated balance sheets in accrued liabilities and retirement obligations and other liabilities, respectively.
The impact of net changes in the fair values of forward exchange contracts not designated as hedging instruments are summarized below:

	Year Ended December 31,
	2011	2010	2009
	(Amounts in thousands)
(Loss) gain recognized in income	$(3,655)	$(9,948)	$3,908

The impact of net changes in the fair values of interest rate swaps in cash flow hedging relationships are summarized below:

	Year Ended December 31,
	2011	2010	2009
	(Amounts in thousands)
Loss reclassified from accumulated other comprehensive income into income for settlements, net of tax	$(1,492)	$(4,215)	$(5,980)
Loss recognized in other comprehensive income, net of tax	(1,799)	(1,392)	(2,473)
Cash flow hedging activity, net of tax	$(307)	$2,823	$3,507

Gains and losses recognized in our consolidated statements of income for forward exchange contracts and interest rate swaps are classified as other income (expense), net, and interest expense, respectively.
We expect to recognize losses of $0.5 million, $0.3 million and less than $0.1 million, net of deferred taxes, into earnings in 2012, 2013 and 2014, respectively, related to interest rate swap agreements based on their fair values at December 31, 2011.